Cover	Nov. 29, 2022
Cover [Abstract]
Entity Registrant Name	Karbon-X Corp.
Entity Central Index Key	0001729637
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 29, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-2882342
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	1410 Columbia Ave.
Entity Address City Or Town	Castlegar
Entity Address State Or Province	BC
Entity Address Country	CA
Entity Address Postal Zip Code	N1N 3K3
City Area Code	778
Local Phone Number	256-5730
Entity File Number	000-56002